Federated Hermes Total Return Series, Inc.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 25, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Total Return Series, Inc. (the “Registrant”)

Federated Hermes Select Total Return Bond Fund

Institutional Shares

Service Shares

Federated Hermes Ultrashort Bond Fund

Class A Shares

Institutional Shares

Service Shares

Class R6 Shares (“collectively, the Funds”)

1933 Act File No. 33-50773
1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 100 on November 25, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary